TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 19 – TAXES

Enterprise income taxes (“EIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Leishen Energy Holding Co., Ltd. is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of Cayman Islands.

Leishen Energy Group Holding Co., Limited is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Leishen Energy Group Co., Limited is incorporated in Hong Kong, exempted from profit tax on its foreign-sourced income, and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since China Oil Blue Ocean was approved as an HNTE in December 2022, China Oil Blue Ocean is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025. Since ZJY Technologies was approved as an HNTE in December 2022, ZJY Technologies is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2024 and 2023. As of the date of the audit report, the tax years ended December 31, 2020 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination for PRC tax.

Income before provision for income taxes consisted of:

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
China	$8,175,034	$12,364,226	$7,736,139
Income before provision for income taxes	$8,175,034	$12,364,226	$7,736,139

The provision for income tax consisted of the following:

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Current
China	$1,068,018	$2,156,843	$233,468
Deferred
China	(883,200)	(1,427,337)	1,744,749
Provision for income tax	$184,818	$729,506	$1,978,217

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended September 30,
	2024	2023	2022
Income tax at expected tax rates	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	(0.8)%	(0.2)%	-
Non-deductible expenses	0.3%	0.4%	0.2%
Effect of PRC preferential tax rates (1)	(20.5)%	(18.2)%	(1.2)%
Non-PRC entities not subject to PRC tax	(1.7)%	(1.3)%	1.5%
Other	0.0%	0.2%	0.1%
Effective tax rate	2.3%	5.9%	25.6%

(1)	China Oil Blue Ocean and ZJY Technologies are approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2024	2023
Deferred tax assets
Allowance for expected credit losses	$776,991	$450,283
Impairment of a long-term investment	71,353	69,640
Unbilled cost	2,588,288	1,679,669
Investment loss of equity method		-
Other	(238,973)	198,201
Total deferred tax assets	3,197,659	2,397,793
Deferred tax liabilities
Unbilled revenue	(3,492,293)	(3,555,899)
Long term investment gain of equity method	(12,879)	(17,597)
Total deferred tax liabilities	(3,505,172)	(3,573,496)
Net deferred tax liabilities	$(307,513)	$(1,175,703)

Taxes Payable

Taxes payable consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
VAT payable	$317,612	$461,341
Income taxes payable	3,091,437	2,258,718
Other	9,676	35,602
Total	$3,418,725	$2,755,661

Uncertain tax positions

There were no uncertain tax positions as of September 30, 2024 and 2023 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.